Significant accounting policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) facility	Dec. 31, 2022 USD ($)
Significant Accounting Policies [Line Items]
Number of electric generating facilities | facility	3
Cost of plant in service	$ 552,701	$ 559,630
Accumulated depreciation related to commonly owned facilities	83,283	75,820
Expenditures	$ 72,584	110,268
Number of power generating facilities | facility	2
Generating assets of Long Sault	$ 18,373,961	17,627,613
Non-regulated energy sales	2,698,015	2,765,013
Interest expense on long-term debt and others	353,656	278,574
Non-Regulated Energy
Significant Accounting Policies [Line Items]
Non-regulated energy sales	296,314	350,797
Long Sault and Saint-Damase Wind Powered Generating Facility | Primary Beneficiary | Power plant
Significant Accounting Policies [Line Items]
Generating assets of Long Sault	57,740	57,241
Long-term debt of Long Sault	12,738	15,024
Operating expenses and amortization	5,986	5,834
Interest expense on long-term debt and others	1,384	1,723
Long Sault and Saint-Damase Wind Powered Generating Facility | Primary Beneficiary | Power plant | Non-Regulated Energy
Significant Accounting Policies [Line Items]
Non-regulated energy sales	$ 17,317	$ 19,752
Minimum
Significant Accounting Policies [Line Items]
Ownership interest in commonly owned facilities	7.52%
Lease renewal term	1 year
Maximum
Significant Accounting Policies [Line Items]
Ownership interest in commonly owned facilities	60.00%
Lease renewal term	5 years
Power sales contracts | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	6 years
Power sales contracts | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	25 years
Interconnection agreements
Significant Accounting Policies [Line Items]
Intangible asset, useful life	40 years
Customer relationships | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	25 years
Customer relationships | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	40 years